SCHEDULE OF PLANT AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 104,144	$ 131,423
Less: accumulated depreciation	(53,309)	(65,858)
Total	50,835	65,565
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,203	3,184
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	28,319	28,155
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 72,622	$ 100,084